Supplementary Information to the Statements of Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of goods sold [Member]
Supplementary Information to the Statements of Profit and Loss [Line Items]
Amortization of intangible assets	$ 5,376	$ 5,376	$ 5,376
Selling and Marketing [Member]
Supplementary Information to the Statements of Profit and Loss [Line Items]
Amortization of intangible assets	$ 1,807	$ 1,807	$ 1,807